Accrued Expenses and Other Liabilities	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Restructuring Cost and Reserve [Line Items]
Accrued Expenses and Other Liabilities

Note 11. Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	June 30,	December 31,
	2026	2025
Professional fees	$845	$-
Accrued electricity cost	400	-
Accrued bonus	277	248
Deferred underwriting commission	250
Contract liability	240	-
Tax	71	-
Other	90	987
Total accrued expenses and other liabilities	$2,173	$1,235

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Accrued Expenses and Other Liabilities

Note 7. Other Current Liabilities

Other current liabilities consisted of the following:

	December 31,
	2025	2024
Customer deposits	$15,426	$424
Accrued bonus	248	122
Taxes	6	-
Other	981	-
Total other current liabilities	$16,661	$546